SUPPLEMENT TO THE

FIDELITY® CASH MANAGEMENT FUNDS
Treasury Fund, Prime Fund, and Tax-Exempt Fund
Funds of Newbury Street Trust
Capital Reserves Class, Daily Money Class,
Advisor B Class, and Advisor C Class
December 29, 2001

STATEMENT OF ADDITIONAL INFORMATION

Effective September 19, 2002, the following information replaces the similar information found in the "Buying, Selling, and Exchanging Information" section on page 19.

Class B and Class C Shares Only

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

5. (Applicable to Class C only) From an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan); or

Effective September 19, 2002, the following information supplements the information found in the "Buying, Selling, and Exchanging Information" section on page 19.

Class B and Class C Shares Only

The Class B or Class C contingent deferred sales charge (CDSC) will not apply to the redemption of shares:

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

DMFB-02-01 September 29, 2002
1.480137.108

Effective September 19, 2002, the following information replaces the similar information found in the "Distribution Services" section on page 27.

Currently and except as provided below, for the first year of investment, FDC retains the full amount of 12b-1 (distribution) fees paid by Class C as compensation for providing services intended to result in the sale of Class C shares and retains the full amount of 12b-1 (service) fees paid by Class C for providing shareholder support services. Normally, after the first year of investment, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by Class C to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by Class C to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of 12b-1 (distribution) fees paid by such Class C shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of 12b-1 (service) fees paid by such Class C shares to intermediaries, including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Cash Management Funds
Treasury Fund -
Advisor B Class and Advisor C Class
December 29, 2001
As Revised
April 11, 2002
Prospectus

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

Phone

To Open an Account

  Exchange from the same class of a Fidelity Advisor fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of a Fidelity Advisor fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 13.

Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or call Fidelity at the appropriate number found in "General Information."
  Exchange to the same class of a Fidelity Advisor fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

DMFB/DMFC-02-02 September 29, 2002
1.480136.108

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 17.

Fidelity Advisor Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Advisor Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  Maximum transaction: $100,000

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 21.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Effective September 19, 2002, the following information supplements the information found in the "Fund Distribution" section beginning on page 21.

The Class B or Class C CDSC will not apply to the redemption of shares:

6. (Applicable to Class C only) From an intermediary-sponsored managed account program.

Effective September 19, 2002, the following information replaces similar information found in the "Fund Distribution" section on page 23.

For purchases of Class C shares made for an intermediary-sponsored managed account program, employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Supplement to the
Fidelity® Cash Management Funds
Daily Money Class
December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 15.

Phone

To Open an Account

  Exchange from Daily Money Class of another fund offered through this prospectus, from Class A or Class T of a Fidelity Advisor fund, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

To Add to an Account

  Exchange from Daily Money Class of another fund offered through this prospectus, from Class A or Class T of a Fidelity Advisor fund, or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.
  Use Fidelity Money Line® or, if you are purchasing through the Fidelity Advisor funds program, use Fidelity Advisor Money LineSM to transfer from your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or1-800-843-3001.

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 17.

Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line or, if you are selling through the Fidelity Advisor funds program, use Fidelity Advisor Money Line to transfer to your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.
  Exchange to Daily Money Class of another fund offered through this prospectus, to Class A or Class T of a Fidelity Advisor fund, or to other Fidelity funds. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

The following information supplements the information found under the heading "Other Features" in the "Account Features and Policies" section on page 20.

Fidelity and Fidelity Advisor Money Lines To transfer money between your bank account and your fund account.
  You must sign up for the money line feature before using it. Complete the appropriate section on the application and then call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 before your first use to verify that this feature is set up on your account.
  Minimum transaction: $100
  Maximum transaction: $100,000

DMFI-02-01 September 29, 2002
1.480141.107

Supplement to the
Fidelity® Cash Management Funds
Capital Reserves Class
December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 15.

Phone

To Open an Account

  Exchange from Capital Reserves Class of another fund offered through this prospectus or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

To Add to an Account

  Exchange from Capital Reserves Class of another fund offered through this prospectus or from another Fidelity fund. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.
  Use Fidelity Money Line® to transfer from your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

The following information replaces similar information found under the heading "Selling Shares" in the "Buying and Selling Shares" section on page 17.

Phone
  Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 to initiate a wire transaction or to request a check for your redemption.
  Use Fidelity Money Line to transfer to your bank account. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.
  Exchange to Capital Reserves Class of another fund offered through this prospectus or to other Fidelity funds. Call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001.

DMFR-02-01 September 29, 2002
1.480142.107

The following information supplements the information found under the heading "Features" in the "Account Features and Policies" section beginning on page 18.

Fidelity Money Line To transfer money between your bank account and your fund account.
  You must sign up for the Fidelity Money Line feature before using it. Complete the appropriate section on the application and then call your investment professional or, if you trade directly through Fidelity, call your Fidelity client services representative or 1-800-843-3001 before your first use to verify that this feature is set up on your account.
  Minimum transaction: $100
  Maximum transaction: $100,000